SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted (Details) - USD ($)	3 Months Ended		11 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020		Dec. 31, 2022		Dec. 31, 2021
Class A Ordinary Shares included as part of the units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Class A ordinary shares	$ (7,714,746)	$ 13,650,525	$ 0		$ 16,786,872		$ 12,679,258
Diluted weighted average shares outstanding (in shares)	73,498,541	100,000,000	0		100,000,000		100,000,000
Basic weighted average shares outstanding (in shares)	73,498,541	100,000,000	0		100,000,000		100,000,000
Basic net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0		$ 0.17		$ 0.13
Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Class A ordinary shares	$ (2,624,116)	$ 3,412,631	$ (13,845)		$ 4,196,718		$ 3,169,814
Diluted weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0.00		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0.00		$ 0.17		$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.